UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      November 14, 2002
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                               -------------

Form 13F Information Table Entry Total:                  31
                                               -------------

Form 13F Information Table Value Total:            $220,881
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


                                                      Form 13F INFORMATION TABLE

                                                        VALUE     SHRS OR    SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x1000)    PRN AMT    PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
----------------------------- -------------- --------- -------   ----------- ---- ----- ----------  ---------- -----   ------  ----

ALLTEL CORP                         COM      020039103   9,029    225,000    SH         SOLE                  225,000
AUTOMATIC DATA PROCESSING           COM      053015103  11,544    332,000    SH         SOLE                  332,000
CATALINA MARKETING CORP             COM      148867104   9,070    323,000    SH         SOLE                  323,000
CLEAR CHANNEL COMMUNICATION         COM      184502102  16,756    482,200    SH         SOLE                  482,200
ENTERCOM COMMUNICATIONS CORP        COM      293639100   2,605     55,000    SH         SOLE                   55,000
ENTRAVISION COMMUNICATIONS          COM      29382R107   7,799    588,600    SH         SOLE                  588,600
GETTY IMAGES INC                    COM      374276103   3,312    165,100    SH         SOLE                  165,100
IMS HEALTH INC                      COM      449934108   7,934    530,000    SH         SOLE                  530,000
JOHN WILEY & SONS                   COM      968223206   2,201    100,000    SH         SOLE                  100,000
KNIGHT RIDDER INC                   COM      499040103  12,867    228,100    SH         SOLE                  228,100
LAMAR ADVERTISING CO                COM      512815101  14,204    468,000    SH         SOLE                  468,000
LIBERTY MEDIA CORP-A                COM      530718105  10,052  1,400,000    SH         SOLE                1,400,000
MCGRAW HILL COMPANIES INC           COM      580645109     673     11,000    SH         SOLE                   11,000
OMNICOM GROUP INC                   COM      681919106  11,136    200,000    SH         SOLE                  200,000
PITNEY BOWES INC                    COM      724479100  11,281    370,000    SH         SOLE                  370,000
RADIO ONE INC                       COM      75040P405   4,947    300,000    SH         SOLE                  300,000
RR DONNELLEY & SONS CO              COM      257867101   9,851    419,000    SH         SOLE                  419,000
SCHOLASTIC CORP                     COM      807066105  10,321    231,000    SH         SOLE                  231,000
UNIVISION COMMUNICATIONS - CL A     COM      914906102  11,400    500,000    SH         SOLE                  500,000
USA INTERACTIVE                     COM      902984103   8,721    450,000    SH         SOLE                  450,000
VALASSIS COMMUNICATIONS             COM      918866104   1,227     35,000    SH         SOLE                   35,000
VIACOM INC - CL B                   COM      925524308  10,543    260,000    SH         SOLE                  260,000
VODAFONE GROUP PLC-SPONS ADR        COM      92857W100  12,702    990,000    SH         SOLE                  990,000
AMERICAN TOWER CORP - CL A          COM      029912901   1,137    715,200    SH   CALL  SOLE                  715,200
CABLEVISION SYSTEMS -
   NY GROUP - CL A                  COM      12686C909      91     10,000    SH   CALL  SOLE                   10,000
ERICSSON (LM) TEL - SPONS ADR       COM      294821900     450  1,250,000    SH   CALL  SOLE                1,250,000
LIBERTY MEDIA CORP - CL A           COM      530718905   2,872    400,000    SH   CALL  SOLE                  400,000
METRO-GOLDWYN-MAYER INC             COM      591610900   5,031    421,000    SH   CALL  SOLE                  421,000
NOKIA CORP - SPONS ADR              COM      654902904   7,950    600,000    SH   CALL  SOLE                  600,000
WESTERN WIRELESS CORP               COM      95988E904   1,615    598,000    SH   CALL  SOLE                  598,000
XM SATELLITE RADIO HOLDINGS, INC    COM      983759901   1,560    400,000    SH   CALL  SOLE                  400,000

